Schedule of other income (expenses), net (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net		R$ (2,669,290)	R$ (7,938,621)	R$ (4,446,942)
P i s and c o f i n s credits exclusion of i c m s from the calculation basis member
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net		1,031,099	310,557	1,904,206
Tax credits recovery member
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net		209,558	219,254	3,094
Fine on supply contract of raw material net member
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net		63,017	41,134	375,020
Fixed assets disposal results member
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net		40,353	7,035	11,140
Other incomes member
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net		190,460	172,769	114,974
Provision for damages alagoas member
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net		(1,339,765)	(6,901,828)	(3,383,067)
Provision for repairing environmental damages member
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net		(588,110)	(306,275)	(141,536)
Fine on sales contracts member
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net	[1]	(344,902)	(4,008)	(104,179)
Allowance for judicial and labor claims member
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net		(123,108)	(59,836)	(136,135)
Expenses with plant maintenance member
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net		(26,909)	(116,233)	(266,512)
Other expenses member
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net		R$ (246,496)	R$ (550,441)	R$ (415,513)

[1]	Of the amount in 2021, R$263 million refers to the Take-or-Pay penalty applied to Braskem due to the non-consumption of HLR (chemical input) under the agreement with the supplier.